BUSINESS COMBINATION - Schedule Total Number of Common Shares Outstanding After Closing (Details) - shares shares in Thousands	Jun. 21, 2021	Dec. 31, 2021	Dec. 31, 2020
Schedule of Reverse Recapitalization [Line Items]
Common stock outstanding (shares)	125,753
Common Class A
Schedule of Reverse Recapitalization [Line Items]
Common stock outstanding (shares)	109,623	110,066	74,421
Common Class A | Acies
Schedule of Reverse Recapitalization [Line Items]
Redemption (shares)	11,300
Class B common stock
Schedule of Reverse Recapitalization [Line Items]
Common stock outstanding (shares)	16,130	16,130	18,977
Acies
Schedule of Reverse Recapitalization [Line Items]
Common stock outstanding (shares)	10,191
Sponsor
Schedule of Reverse Recapitalization [Line Items]
Common stock outstanding (shares)	3,724
Sponsor | Common Class A
Schedule of Reverse Recapitalization [Line Items]
Common stock outstanding (shares)	900
PLAYSTUDIOS Stockholders excluding Founders Group
Schedule of Reverse Recapitalization [Line Items]
Common stock outstanding (shares)	70,708
Founder Group | Class B common stock | Founder Group
Schedule of Reverse Recapitalization [Line Items]
Common stock outstanding (shares)	16,130
PIPE Investment Shareholders
Schedule of Reverse Recapitalization [Line Items]
Common stock outstanding (shares)	25,000